COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Other non-financial liabilities (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other non-financial liabilities
Non financial liabilities	$ 320,235,349	$ 252,894,438
Payroll and social securities [member]
Other non-financial liabilities
Non financial liabilities	162,620,058	152,612,469
Sundry Creditors [member]
Other non-financial liabilities
Non financial liabilities	61,020,615	44,949,437
Revenue from contracts with customers [member]
Other non-financial liabilities
Non financial liabilities		608,279
Tax payable
Other non-financial liabilities
Non financial liabilities	81,206,916	44,577,953
Social security payment orders pending settlement [member]
Other non-financial liabilities
Non financial liabilities	4,205,131	8,163,334
Reinsurance contract liabilities
Other non-financial liabilities
Non financial liabilities	470,001	23,477
Liabilities from insurance broker operations
Other non-financial liabilities
Non financial liabilities	71,431	205,761
Other [member]
Other non-financial liabilities
Non financial liabilities	$ 988,039	$ 1,753,728